Derivative Financial Instruments and Hedge Accounting_Details Of Hedged Item(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about hedged items [Line Items]
Other comprehensive income for cash flow hedge	₩ (9,038)	[1]	$ (8,121)	₩ 20,959	₩ 4,303
Other comprehensive income for hedge on net investment in a foreign operation	(27,134)	[1]	$ (24,382)	₩ 26,614	₩ (7,095)
Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	3,013,193
Carrying amount - Liabilities	2,583,924
Accumulated adjusted amount - Assets	(83,831)
Accumulated adjusted amount - Liabilities	(94,086)
Changes in the fair value	125,033
Cash flow hedge
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	24,621
Other comprehensive income for cash flow hedge	5,849
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	1,167,940
Carrying amount - Liabilities	2,583,924
Accumulated adjusted amount - Assets	(8,576)
Accumulated adjusted amount - Liabilities	(94,086)
Changes in the fair value	38,824
Interest rate | Cash flow hedge
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	5,971
Other comprehensive income for cash flow hedge	4,686
Debt securities in KRW | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	465,213
Carrying amount - Liabilities	0
Accumulated adjusted amount - Assets	1,214
Accumulated adjusted amount - Liabilities	0
Changes in the fair value	6,001
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	702,727
Carrying amount - Liabilities	0
Accumulated adjusted amount - Assets	(9,790)
Accumulated adjusted amount - Liabilities	0
Changes in the fair value	(1,233)
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	0
Carrying amount - Liabilities	805,215
Accumulated adjusted amount - Assets	0
Accumulated adjusted amount - Liabilities	(89,265)
Changes in the fair value	38,232
Debts in KRW | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	0
Carrying amount - Liabilities	349,252
Accumulated adjusted amount - Assets	0
Accumulated adjusted amount - Liabilities	19,252
Changes in the fair value	(2,308)
Debts in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	0
Carrying amount - Liabilities	1,429,457
Accumulated adjusted amount - Assets	0
Accumulated adjusted amount - Liabilities	(24,073)
Changes in the fair value	(1,868)
Currency | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	1,845,253
Carrying amount - Liabilities	0
Accumulated adjusted amount - Assets	(75,255)
Accumulated adjusted amount - Liabilities	0
Changes in the fair value	86,209
Currency | Cash flow hedge
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	18,650
Other comprehensive income for cash flow hedge	1,163
Currency | Hedge of net investments in a foreign operations
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	25,198
Other comprehensive income for hedge on net investment in a foreign operation	(33,092)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	1,845,253
Carrying amount - Liabilities	0
Accumulated adjusted amount - Assets	(75,255)
Accumulated adjusted amount - Liabilities	0
Changes in the fair value	₩ 86,209

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.